Note 7 - Income Taxes (Details) - Uncertain Tax Benefits - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Uncertain Tax Benefits [Abstract]
Uncertain tax benefit - January 1	$ 114,500	$ 29,500
Gross decreases - tax positions in prior period	(22,800)
Gross increases - tax positions in current period		85,000
Uncertain tax benefit - December 31	$ 91,700	$ 114,500